Derivative financial instruments - Schedule of fair values of commodity contract derivatives by type (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 838	£ 482
Derivative liabilities	(1,018)	(1,202)
Total	(180)	(720)
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	121	107
Derivative liabilities	(68)	(64)
Total	53	43
Forward purchases of gas
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	3
Derivative liabilities	0	(7)
Total	0	(4)
Gas options
Disclosure of detailed information about financial instruments [line items]
Derivative assets	3	0
Derivative liabilities	(3)	0
Total	0	0
Electricity capacity
Disclosure of detailed information about financial instruments [line items]
Derivative assets	7	2
Derivative liabilities	(10)	(17)
Total	(3)	(15)
Electricity swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	110	74
Derivative liabilities	(44)	(38)
Total	66	36
Electricity options
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	1
Derivative liabilities	0	(1)
Total	0	0
Gas swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	15
Derivative liabilities	(8)	(1)
Total	(8)	14
Gas options
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1	12
Derivative liabilities	(3)	0
Total	£ (2)	£ 12